Stock-based Compensation - Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	[1]	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	[2]	30.00%	30.00%	30.00%
Risk-free rate	[3]			2.80%
Dividend yield	[4]	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current stock value		$ 7.41	$ 7.35	$ 7.37
Risk-free rate	[3]	0.30%	1.70%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current stock value		$ 15.19	$ 15.06	$ 26.58
Risk-free rate	[3]	1.63%	2.48%

[1]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.
[2]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[3]	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
[4]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.